QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-21958
Investment Company Act file number

DGHM Investment Trust
(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

with a copy to

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66221

(800) 653-2839
Registrant's telephone number, including area code:

Date of fiscal year end: Last day of February

Date of reporting period: 11/30/2012

ITEM 1. SCHEDULE OF INVESTMENTS.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2012
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	99.50%
	AEROSPACE/DEFENSE	2.34%
25,056	General Dynamics Corporation		$1,666,224

	AGRICULTURAL CHEMICALS	2.52%
17,601	Agrium Inc.		1,795,654

	COMPUTERS	5.18%
54,355	Akamai Technologies, Inc.		1,990,480
8,924	International Business Machines Corporation		1,696,185

			3,686,665

	DIVERSIFIED FINANCIAL SERVICES	20.76%
35,956	AON Corp.		2,042,301
43,920	CIT Group Inc.		1,627,236
72,470	Invesco Limited		1,811,025
63,004	JPMorgan Chase & Co.		2,588,204
241,380	KeyCorp		1,950,350
440,760	Regions Financial Corp.		2,939,869
40,740	State Street Corp.		1,810,486

			14,769,471

	HEALTHCARE	9.09%
40,210	Baxter International Inc.		2,664,716
49,130	Parexel International Corp.		1,586,408
40,875	Stryker Corp.		2,213,790

			6,464,914

	INSURANCE	5.91%
23,047	ACE Limited		1,826,014
96,130	Lincoln National Corp.		2,374,411

			4,200,425

	INTEGRATED UTILITIES	8.12%
33,400	DTE Energy Co.		2,023,372
50,770	Southwestern Energy Co.		1,527,669
64,070	Public Service Enterprise Group Inc.		2,223,870

			5,774,911

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2012
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	MEDIA	6.58%
32,074	The DIRECTV Group, Inc. Class A		$1,594,078
33,161	Omnicom Group, Inc.		1,649,428
33,733	John Wiley & Sons, Inc.		1,440,399

			4,683,905

	MINING	2.24%
40,810	Freeport-McMoRan Copper & Gold Inc.		1,591,998

	MISCELLANEOUS MANUFACTURING	10.17%
20,802	3M Company		1,891,942
40,055	Analog Devices, Inc.		1,626,233
24,537	Becton, Dickinson and Co.		1,881,252
28,830	Dover Corp.		1,833,300

			7,232,727

	OIL & GAS SERVICES	5.90%
37,260	Devon Energy Corp.		1,925,224
21,207	Pioneer Natural Resources Co.		2,269,149

.			4,194,373

	REAL ESTATE INVESTMENT TRUST	2.53%
26,471	Alexandria Real Estate Equities, Inc.		1,797,910

	RETAIL	6.90%
98,478	Best Buy Co., Inc.		1,291,047
95,390	Chico’s FAS, Inc.		1,779,024
70,100	The Kroger Co.		1,839,424

			4,909,495

	TELECOMMUNICATIONS	3.20%
66,770	AT&T Inc.		2,278,860

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2012
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	TRANSPORTATION	8.05%
47,565	Thor Industries, Inc.		$1,795,103
49,942	Tidewater Inc.		2,240,398
23,160	United Parcel Service, Inc. “B”		1,693,228

			5,728,729

	TOTAL COMMON STOCKS	99.50%	70,776,261

	INVESTMENT COMPANIES	0.50%
355,384	WFA Treasury Plus Money Market Fund 0.1%*		355,384

	TOTAL INVESTMENTS:	100.00%	$71,131,645

*Effective 7 day yield as of November 30, 2012

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$70,776,261	-	-	$70,776,261
Investment Companies	355,384	-	-	355,384

	$71,131,645	-	-	$71,131,645

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2012.

At November 30, 2012 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $63,618,691 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,795,531
Gross unrealized depreciation	(2,637,961)

Net unrealized appreciation	$7,157,570

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2012
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	95.98%
	BANKS	14.13%
489	Associated Banc-Corp.		$6,284
323	Colony Financial Inc.		6,466
89	Community Trust Bancorp, Inc.		2,914
612	National Penn Bancshares, Inc.		5,796
545	Old National Bancorp		6,398
413	Provident Financial Services		5,984
256	Sandy Spring Bancorp, Inc.		4,823
208	Webster Financial Corp.		4,331
218	WesBanco, Inc.		4,602

			47,598

	CHEMICALS	2.45%
409	PolyOne Corp.		8,237

	COMMERCIAL SERVICES	1.31%
96	Steiner Leisure Ltd.		4,416

	COMPUTERS/SOFTWARE/DATA	6.60%
329	Acxiom Corp.		5,820
130	JDA Software Group, Inc.		5,806
502	Qlogic Corp.		4,759
398	Sykes Enterprise, Inc.		5,834

			22,219

	DIVERSIFIED REAL ESTATE INVESTMENTS	11.11%
289	BioMed Realty Trust, Inc.		5,569
277	Colonial Properties Trust		5,651
708	Cousins Properties, Inc.		5,813
404	Glimcher Realty Trust		4,331
1,260	Hersha Hospitality Trust		5,909
135	Koppers Holdings, Inc.		4,778
139	Sun Communities, Inc.		5,365

			37,416

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2012
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	FINANCE	1.59%
605	Global Cash Access Holdings, Inc.		$4,761
20	Piper Jaffray Companies, Inc.		568

			5,329

	HEALTHCARE	2.98%
219	ICON PLC ADR		6,042
68	ICU Medical, Inc.		4,005

			10,047

	INSURANCE	7.97%
283	Alterra Capital Holdings Ltd.		6,622
392	First American Financial Corp.		9,330
164	Hanover Insurance Group Inc.		5,994
546	Maiden Holdings Ltd.		4,903

			26,849

	INVESTMENT SERVICES	1.94%
133	GAMCO Investors, Inc.		6,517

	MEDIA	1.33%
160	Scholastic Corp.		4,490

	MISCELLANEOUS MANUFACTURING	14.40%
156	Beacon Roofing Supply, Inc.		4,811
154	Brady Corp. Class A		4,919
74	Cytec Industries Inc.		5,079
470	Elecro Scientific Industries, Inc.		5,095
211	EMCOR Group, Inc.		6,931
308	Herman Miller, Inc.		6,505
74	Hyster-Yale Materials Handling, Inc.		3,070
92	Mueller Industries, Inc.		4,394
37	NACCO Industries, Inc. Class A		1,973
228	NetScout Systems, Inc.		5,727

			48,504

	OIL & GAS SERVICES	4.32%
43	Berry Petroleum Co. Class A		1,338
245	Comstock Resources, Inc.		4,018
304	Rex Energy Corp.		3,998
178	Vectren Corp.		5,206

			14,560

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2012
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	RESEARCH	1.35%
141	Parexel International Corp.		$4,553

	RETAIL	7.76%
132	The Cato Corp. “A”		3,836
433	Chico’s FAS, Inc.		8,076
83	Papa John’s International, Inc.		4,393
127	RUE21, Inc.		3,646
158	Weis Markets, Inc.		6,179

			26,130

	STEEL	1.37%
82	Reliance Steel & Aluminum Co.		4,625

	TECHNOLOGY	3.65%
123	Anixter International Inc.		7,513
340	Booz Allen Hamilton Holding Corp.		4,763

			12,276

	TRANSPORTATION	5.93%
455	Heartland Express, Inc.		6,247
207	Thor Industries, Inc.		7,812
272	Werner Enterprises, Inc.		5,900

			19,959

	UTILITIES	5.79%
121	Cleco Corp.		4,875
139	PDC Energy, Inc.		4,987
83	Pinnacle West Capital Corp.		4,271
199	Portland General Electric Co.		5,379
			19,512
	TOTAL COMMON STOCKS	95.98%	323,237

	INVESTMENT COMPANIES	4.02%
13,523	WFA Treasury Plus Money Market Fund 0.1%*		13,523

	TOTAL INVESTMENTS:	100.00%	$336,760

*Effective 7 day yield as of November 30, 2012

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$323,237	-	-	$323,237
Investment Companies	13,523	-	-	13,523

	$336,760	-	-	$336,760

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2012.

At November 30, 2012 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $291,015 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,827
Gross unrealized depreciation	(8,605)

Net unrealized appreciation	$32,222

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:	/s/ Jeffrey C. Baker
Jeffrey C. Baker Principal Executive Officer

Date: January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey C. Baker
Jeffrey C. Baker Principal Executive Officer

Date: January 29, 2013

By:	/s/ Thomas F. Gibson
Thomas F. Gibson Principal Financial Officer

Date: January 29, 2013